Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information About Intangible Assets [Abstract]
INTANGIBLE ASSETS

15 INTANGIBLE ASSETS

The movement of intangible assets during the year is as follows:

	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD
2021
Cost:
At January 1, 2021	2,669,100	342,645	59,450	68,128	3,139,323
Additions	-	-	18,864	86,350	105,214
Additions – internally developed	911,599	123,851	-	38,099	1,073,549
Transfers	-	81,701	-	(81,701)	-
At December 31, 2021	3,580,699	548,197	78,314	110,876	4,318,086

Amortization:
At January 1, 2021	1,295,643	250,327	17,351	-	1,563,321
Charge for the year	619,259	74,556	18,104	-	711,919
At December 31, 2021	1,914,902	324,883	35,455	-	2,275,240

Net carrying amount:
At December 31, 2021	1,665,797	223,314	42,859	110,876	2,042,846

2022
Cost:
At January 1, 2022	3,580,699	548,197	78,314	110,876	4,318,086
Additions	-	-	8,849,867	15,900	8,865,767
Additions – internally developed	112,378	51,927	-	-	164,305
Write-off	(7,567)	-	-	-	(7,567)
Transfers	-	(80,072)	86,350	(6,278)	-
At December 31, 2022	3,685,510	520,052	9,014,531	120,498	13,340,591

Amortization:
At January 1, 2022	1,914,902	324,883	35,455	-	2,275,240
Charge for the year	725,577	106,503	2,637,683	-	3,469,763
Write-off	(7,567)	-	-	-	(7,567)
Transfers	-	2,432	(2,432)	-	-
At December 31, 2022	2,632,912	433,818	2,670,706	-	5,737,436

Net carrying amount:
At December 31, 2022	1,052,598	86,234	6,343,825	120,498	7,603,155

Work in progress represents costs incurred in relation to internally produced originals and sessions which are not yet released as well as software being developed by a third party.

Amortization charged is allocated as follows:

	2022	2021
	USD	USD

Selling and marketing expenses	2,594,663	-
Cost of revenue (note 6)	871,663	711,919
General and administrative expenses (note 8)	3,437	-
	3,469,763	711,919